Note 20 - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
20
- Income Taxes

Since our inception, we have never recorded a provision or benefit for federal and state income taxes.

The reconciliation of the income tax benefit computed at the federal statutory rates to our recorded tax benefit for the years ended
December 31, 2019
and
2018
is as follows:

	December 31,
(in thousands)	2019	2018

Income tax benefit, statutory rates	$(5,770)	$(4,312)
State taxes on income, net of federal benefit	(1,182)	(535)
Impact of tax reform	-	5
Research and development tax credit	(934)	(351)
Foreign rate differential	22	24
Employee related and other	1,983	2,875
Interest related	79	186
Income tax expense / (benefit), statutory rates	(5,802)	(2,108)
Valuation allowance	5,802	2,108
Income tax benefit, net	$-	$-

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities, at
December 31, 2019
and
2018,
are as follows:

	December 31,
(in thousands)	2019	2018

Long-term deferred assets:
Net operating loss carryforwards (federal and state)	$180,979	$176,759
Research and development tax credit	17,599	16,718
Compensation expense on stock	2,142	1,121
Charitable contribution carryforward	-	-
Other accrued	934	1,016
Deferred revenue	-	57
Depreciation	128	309
Total long-term deferred tax assets	201,782	195,980
Long-term deferred liabilities:
IPRD	(15,419)	(15,476)
Total long-term deferred tax liabilities	(15,419)	(15,476)
Valuation allowance	(201,782)	(195,980)
Deferred tax liabilities, net	$(15,419)	$(15,476)

We are in a net deferred tax liability position at
December 31, 2019
and
2018.
Because we have never realized a profit, management has fully reserved the net deferred tax asset since realization is not
assured. It is our policy to classify interest and penalties recognized on uncertain tax positions as a component of income tax expense. There was neither interest nor penalties accrued as of
December 31, 2019
or
2018,
nor were any incurred in
2019
or
2018.

At
December 31, 2019
and
2018,
we had available carryforward net operating losses for federal tax purposes of
$618.9
million and
$606.6
million, respectively, research and development tax credit carryforward of
$16.9
million and
$16.7
million, respectively and orphan drug tax credit carryforwards of
$0.1
million. Of the of
$618.9
million of federal net operating loss carryforwards,
$35.9
million can be carried forward indefinitely. The remaining Federal net operating loss, research and development tax credit carryforwards and orphan drug credit carryforward will continue to expire through
2038.

At
December 31, 2019
and
2018,
we had available carryforward losses of approximately
$597.1
million and
$584.8
million, respectively, for state tax purposes. Of the
$597.1
million state tax carryforward losses,
$582.7
million is associated with the state of Pennsylvania, with the remainder associated with the other
6
states within which we have established tax nexus.

Utilization of net operating loss (NOL) and research and development (R&D) credit carryforwards may
be subject to a substantial annual limitation under Section
382
of the Internal Revenue Code of
1986
due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may
limit the amount of NOL and R&D credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. There also could be additional ownership changes in the future, which may
result in additional limitations in the utilization of the carryforward NOLs and credits.

A full valuation allowance has been provided against our deferred tax assets and, if a future assessment requires an adjustment, an adjustment would be offset by an adjustment to the valuation allowance. Thus, there would be no
impact to the consolidated balance sheet or statement of operations if an adjustment were required.